ACCOUNTS RECEIVABLE, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Table 4: Details of Accounts Receivable, Net

	March 31, 2026	December 31, 2025
Billed accounts receivable	$2,156,076	$1,518,937
Billed accounts receivable - factored	1,649,354	1,591,240
Unbilled accounts receivable	-	45,325
Allowance for credit losses	(469,383)	(468,023)
Accounts receivable, net	$3,336,047	$2,687,479

	2025	2024
Table 4: Details of Accounts Receivable, Net
	As of December 31,
	2025	2024
Billed accounts receivable	$1,518,937	$8,513,420
Billed accounts receivable - factored	1,591,240	1,840,288
Unbilled accounts receivable	45,325	-
Allowance for credit losses	(468,023)	-
Accounts receivable, net	$2,687,479	$10,353,708